Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers:
Schedule of Company revenue

	Year ended of December 31,
	2023		2024		2025
Regulated services:
Airport services for revenue from contracts with customers:
Passengers fees	Ps.	11,771,402	Ps.	14,414,309	Ps.	15,364,490
Landing fees		1,376,707		1,533,321		1,418,081
Platform		704,446		960,182		931,901
Seurity services		152,059		178,016		181,275
Baggage inspection fees		400,280		575,776		582,686
Passengers walkway		691,920		790,739		761,802
Passengers documentation counters		35,298		34,272		34,093
Other airport services		538,326		563,432		520,456
Total regulated services (*)	Ps.	15,670,438	Ps.	19,050,047	Ps.	19,794,784

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	1,569,319	Ps.	1,553,383	Ps.	1,648,334
Access fees on non permanent ground transportation		96,914		102,190		104,120
Car parking		458,039		508,298		568,639
Other services		271,690		291,129		303,494
		2,395,962		2,455,000		2,624,587
Commercial services		6,452,611		6,979,441		7,467,752
Total non regulated services (**)		8,848,573		9,434,441		10,092,339
Construction services		1,302,633		2,848,299		7,350,308
Total	Ps.	25,821,644	Ps.	31,332,787	Ps.	37,237,431
(*)

For 2023, 2024 and 2025, this includes Mexico’s regulated income amounting to Ps.11,694,911, Ps.14,376,540 and Ps.14,680,173, respectively, Aerostar’s regulated income amounting to Ps.2,029,890, Ps.2,208,073 and Ps.2,371,523, respectively, Airplan’s regulated income amounting to Ps.1,945,637, Ps.2,465,434 and Ps.2,743,088, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.447,345, Ps.460,886 and Ps.406,925 for the 2023, 2024 and 2025 periods, respectively.

Schedule of revenue from leasing of commercial spaces by type

	Year ended of December 31,
	2023		2024		2025
Commercial revenues:
Duty free shops	Ps.	2,621,852	Ps.	2,807,365	Ps.	2,817,169
Food and beverage		1,419,917		1,457,698		1,607,354
Advertising revenues		206,942		236,629		208,545
Car rental companies		1,230,544		1,404,473		1,536,502
Banking and currency exchange servcies		103,285		98,475		93,933
Teleservices		16,099		16,073		26,129
Ground transportations		144,674		166,549		187,024
Other services		709,298		792,179		991,096
Total commercial revenues	Ps.	6,452,611	Ps.	6,979,441	Ps.	7,467,752

Schedule of domestic and international passenger traffic

The domestic and international passenger traffic for 2023, 2024 and 2025, in thousands is show as follows:

	Year ended of December 31,
	2023	2024	2025
Domestic passenger traffic:
Mexico	21,273	19,809	19,696
Puerto Rico	10,919	11,697	11,908
Colombia	11,920	13,005	13,243
Total domestic passengers	44,112	44,511	44,847

International passenger traffic:
Mexico	22,195	21,611	20,900
Puerto Rico	1,278	1,550	1,736
Colombia	2,975	3,647	4,078
Total international passengers	26,448	26,808	26,714
Total passengers	70,560	71,319	71,561

Schedule of increase in revenue by country of operations without considering construction services

	Year ended of December 31,						% Change 2025	% Change 2025
	2023		2024		2025		compared to 2023	compared to 2024
Aeronautical revenue
Mexico	Ps.	11,247,569	Ps.	13,915,654	Ps.	14,273,248	26.9	2.6
Puerto Rico		2,029,890		2,208,073		2,371,524	16.8	7.4
Colombia		1,945,637		2,465,434		2,743,088	41.0	11.3
Total aeronautical revenue	Ps.	15,223,096	Ps.	18,589,161	Ps.	19,387,860	27.4	4.3

Non-aeronautical revenue
Mexico		6,906,759		7,056,319		7,153,825	3.6	1.4
Puerto Rico		1,729,919		1,981,707		2,283,952	32.0	15.3
Colombia		659,237		857,301		1,061,486	61.0	23.8
Total non-aeronautical revenue	Ps.	9,295,915	Ps.	9,895,327	Ps.	10,499,263	12.9	6.1
Total without construction revenue	Ps.	24,519,011	Ps.	28,484,488	Ps.	29,887,123	21.9	4.9

Schedule of commercial contracts of minimum rent

	Year ended
	December 31,
	2023		2024		2025
2024	Ps.	4,643,338		—		—
2025		4,271,488	Ps.	5,014,633		—
2026		3,841,569		4,366,396	Ps.	5,458,450
2027		3,008,983		3,343,207		4,459,063
2028		2,158,389		2,361,104		3,403,997
2029		503,339		599,477		1,415,386
2030		350,706		335,523		1,006,852
2031 to 2034		—		203,195		2,149,383
Total	Ps.	18,777,812	Ps.	16,223,535	Ps.	17,893,132